Cash at Banks (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of cash and cash equivalents [Abstract]
Cash and bank balances	[1]	$ 120,303	$ 167,767
Deposits with original maturities of three months or less		13,136	24,693
Total cash and cash equivalents		$ 133,439	$ 192,460

[1]	This item includes cash in the amount of USD 5,400 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2019: USD Nil).